Victory Portfolios

Victory Fund for Income

Supplement dated October 28, 2015

to the Prospectus dated March 1, 2015 (“Prospectus”)

This Prospectus is being revised to reflect a change in the name of the Fund as well as additional disclosure relating to securities lending.

1.              Effective October 28, 2015, the Fund’s name is changed to the:  Victory INCORE Fund for Income

2.              The following paragraph replaces the information under the section “Investment Adviser” found on page 5 of the Prospectus:

Victory Capital Management Inc. serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day to day management of the Fund are members of the Adviser’s INCORE Investments investment team (referred to as an investment franchise).

3.              The following paragraph is added after the last paragraph under the section “Investments” found on page 8 of the Prospectus:

Securities Lending

To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

4.              The following paragraph is added after the last paragraph under the section “Risk Factors” found on page 10 of the Prospectus:

Securities Lending Risk

The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

5.              The following paragraph is added after the first paragraph under the section “The Investment Adviser” found on page 12 of the Prospectus:

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. INCORE Investments is the investment franchise responsible for management of the Victory INCORE Fund for Income.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory Investment Grade Convertible Fund

Supplement dated October 28, 2015

to the Prospectus dated March 1, 2015 (“Prospectus”)

This Prospectus is being revised to reflect a change in the name of the Fund as well as additional disclosure relating to securities lending.

1.              Effective October 28, 2015, the Fund’s name is changed to the:  Victory INCORE Investment Grade Convertible Fund

2.              The following paragraph replaces the information under the section “Investment Adviser” found on page 5 of the Prospectus:

Victory Capital Management Inc. serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day to day management of the Fund are members of the Adviser’s INCORE Investments investment team (referred to as an investment franchise).

3.              The following paragraph is added after the last paragraph under the section “Investments” found on page 8 of the Prospectus:

Securities Lending

To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities.

4.              The following paragraph is added after the last paragraph under the section “Risk Factors” found on page 10 of the Prospectus:

Securities Lending Risk

The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.

5.              The following paragraph is added after the first paragraph under the section “The Investment Adviser” found on page 12 of the Prospectus:

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. INCORE Investments is the investment franchise responsible for management of the Victory INCORE Investment Grade Convertible Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.